Pledged Assets, Offsetting - Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	$ 89,066	$ 80,933
Collateral received with the right to sell or repledge	124,400	108,500
Resale, Securities Borrowing and Similar Arrangements
Gross amounts recognized	103,140	92,446
Gross amounts offset in consolidated balance sheet	(14,074)	(11,513)
Net amounts in consolidated balance sheet	89,066	80,933
Collateral not recognized in consolidated balance sheet	(88,330)	(80,158)
Net amount	736	775
Repurchase and securities lending agreements
Gross amounts recognized	35,043	57,622
Gross amounts offset in consolidated balance sheet	(14,074)	(11,513)
Net amounts in consolidated balance sheet	20,969	46,109
Collateral pledged but not netted in consolidated balance sheet	(20,820)	(45,819)
Net amount	149	290
Collateral sold or repledged	28,800	36,100
Collateral pledged, fair value	35,900	59,200
Fed funds sold and securities purchased under resale agreements [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	66,200	65,600
Resale, Securities Borrowing and Similar Arrangements
Net amounts in consolidated balance sheet	66,200	65,600
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	22,900	15,300
Resale, Securities Borrowing and Similar Arrangements
Net amounts in consolidated balance sheet	$ 22,900	$ 15,300